Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Compensation Table Total for CEO (b)	Compensation Actually Paid to CEO(1) (c)	Average Summary Compensation Table Total for Non-CEO NEOs (d)	Average Compensation Actually Paid to Non-CEO NEOs(1) (e)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (millions)(4) (h)	Adjusted EBITDA (millions)(5) (i)
					Total Shareholder Return(2) (f)	Peer Group Total Shareholder Return(3) (g)
2025	$9,194,673	$3,642,215	$5,369,859	$4,246,659	$50	$107	$1,304.7	$1,173.8
2024	$11,274,640	$13,261,690	$3,009,006	$3,501,742	$65	$98	$93.4	$940.1
2023	$4,857,820	$4,917,699	$1,390,429	$1,402,202	$63	$88	$(81.7)	$923.5
2022	$5,011,198	$(2,837,826)	$1,503,743	$330,113	$53	$78	$(8.1)	$905.9
2021	$5,018,444	$6,289,079	$2,396,584	$2,078,726	$126	$105	$124.7	$878.3

(1)
The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid” to Mr. Gunderman, our CEO, for all applicable years and the average of the “compensation actually paid” to our Non-CEO NEOs. The dollar amounts reported as “compensation actually paid” do not reflect the actual amount of compensation earned by or paid to our CEO or our Non-CEO NEOs during the applicable years. The Non-CEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Messrs. Bullington, Harrobin, Heard and Friloux (ii) for 2024, Messrs. Bullington, Heard, Friloux and Mr. Ronald J. Mudry; (iii) for 2023, Messrs. Bullington, Heard, Friloux and Mudry; (iv) for 2022, Messrs. Bullington, Heard and Friloux; and (v) for 2021, Messrs. Heard and Mr. Mark A. Wallace (Old Uniti’s former CFO). In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table (SCT) Total(i)	Reported Value of Equity Awards(ii)	Equity Award Adjustments(iii)	Compensation Actually Paid
	A	B	C	A-B+C
Company’s CEO
2025	9,194,673	6,294,837	742,379	3,642,215
Average of Non-CEO NEOs
2025	5,369,859	2,618,275	1,495,075	4,246,659

(i)
Reflects the amounts (or the average amounts in regards to the Non-CEO NEOs) represented in the “Total” column of the Summary Compensation Table.

(ii)
Reflects the grant date fair value of equity awards granted to the CEO (or the average amounts with regard to the Non-CEO NEOs) as reported in the “Stock Awards” column in the Summary Compensation Table.

(iii)
The equity award adjustments include the addition (or subtraction, as applicable) as set forth in the chart below:

Year	Plus Year End Fair Value of Outstanding Unvested Stock Awards Granted in the Year	Year over Year Change (Positive or Negative) in Fair Value at Year End of Outstanding and Unvested Stock Awards Granted in Prior Years	Year over Year Change (Positive or Negative) in Fair Value of Stock Awards Granted in Prior Years that Vested in the Year	Less Year End Fair Value of Awards Granted in Prior Years that Failed to Meet the Applicable Vesting Conditions in the Year	Plus Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
Company’s CEO
2025	5,253,670	(4,464,206)	29,860	76,945	—	742,379
Average of Non-CEO NEOs
2025	2,337,144	(834,811)	5,106	12,364	—	1,495,075

(2)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the price of our common stock at the end and the beginning of the measurement period by the price of our common stock at the beginning of the measurement period.

(3)
The peer group used for this purpose is the Nasdaq Telecommunications Index which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. Old Uniti’s peer group used for this purpose in 2024 was the MSCI US REIT Index. The peer group was changed in 2025 to better reflect the Company’s business after the Merger. The TSR for the MSCI REIT Index for each of the five years reported is as follows: 2021: $143, 2022: $108, 2023: $123, 2024: $134 and 2025: $138.

(4)
The dollar amounts reported represent the amount of net income reflected as required in our audited consolidated financial statements for the applicable year. Old Uniti has been determined to be the accounting acquirer for financial statement purposes. Accordingly, net income (loss) reflects combined operations for only August 1, 2025 through December 31, 2025, and include only Old Uniti’s results (before giving effect to the Merger) for 2021 through 2024 and the first seven months of 2025.

(5)
Adjusted EBITDA is defined as EBITDA before stock-based compensation expense and the impact, which may be recurring in nature, of incremental acquisition, pursuit, transaction and integration costs (including unsuccessful acquisition pursuit costs), and costs associated with litigation claims made against us, and costs associated with the implementation of our enterprise resource planning system, goodwill impairment charges, gains or losses on retirements and dispositions of assets, gain on settlement of preexisting relationships in connection with the Merger, severance costs, amortization of non-cash rights-of-use assets, costs associated with the termination of related hedging activities, changes in the fair value of financial instruments, and other similar or infrequent items (although we may not have had such charges in the periods presented). EBITDA is defined as net income before interest expense, provision for income taxes, depreciation and amortization, and costs incurred as a result of the early repayment of debt, including early tender and redemption premiums and the write off of unamortized deferred financing costs. Our computations of Adjusted EBITDA are consistent with that which was previously disclosed in public filings for the years indicated. Old Uniti has been determined to be the accounting acquirer for financial statement purposes. Accordingly, Adjusted EBITDA reflects combined operations for only August 1, 2025 through December 31, 2025, and include only Old Uniti’s results (before giving effect to the Merger) for 2021 through 2024 and the first seven months of 2025.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
	The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid” to Mr. Gunderman, our CEO, for all applicable years and the average of the “compensation actually paid” to our Non-CEO NEOs. The dollar amounts reported as “compensation actually paid” do not reflect the actual amount of compensation earned by or paid to our CEO or our Non-CEO NEOs during the applicable years. The Non-CEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Messrs. Bullington, Harrobin, Heard and Friloux (ii) for 2024, Messrs. Bullington, Heard, Friloux and Mr. Ronald J. Mudry; (iii) for 2023, Messrs. Bullington, Heard, Friloux and Mudry; (iv) for 2022, Messrs. Bullington, Heard and Friloux; and (v) for 2021, Messrs. Heard and Mr. Mark A. Wallace (Old Uniti’s former CFO). In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine the compensation actually paid
Peer Group Issuers, Footnote
(3)
The peer group used for this purpose is the Nasdaq Telecommunications Index which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. Old Uniti’s peer group used for this purpose in 2024 was the MSCI US REIT Index. The peer group was changed in 2025 to better reflect the Company’s business after the Merger. The TSR for the MSCI REIT Index for each of the five years reported is as follows: 2021: $143, 2022: $108, 2023: $123, 2024: $134 and 2025: $138.

PEO Total Compensation Amount	$ 9,194,673	$ 11,274,640	$ 4,857,820	$ 5,011,198	$ 5,018,444
PEO Actually Paid Compensation Amount	$ 3,642,215	13,261,690	4,917,699	(2,837,826)	6,289,079
Adjustment To PEO Compensation, Footnote
(1)
The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid” to Mr. Gunderman, our CEO, for all applicable years and the average of the “compensation actually paid” to our Non-CEO NEOs. The dollar amounts reported as “compensation actually paid” do not reflect the actual amount of compensation earned by or paid to our CEO or our Non-CEO NEOs during the applicable years. The Non-CEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Messrs. Bullington, Harrobin, Heard and Friloux (ii) for 2024, Messrs. Bullington, Heard, Friloux and Mr. Ronald J. Mudry; (iii) for 2023, Messrs. Bullington, Heard, Friloux and Mudry; (iv) for 2022, Messrs. Bullington, Heard and Friloux; and (v) for 2021, Messrs. Heard and Mr. Mark A. Wallace (Old Uniti’s former CFO). In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table (SCT) Total(i)	Reported Value of Equity Awards(ii)	Equity Award Adjustments(iii)	Compensation Actually Paid
	A	B	C	A-B+C
Company’s CEO
2025	9,194,673	6,294,837	742,379	3,642,215
Average of Non-CEO NEOs
2025	5,369,859	2,618,275	1,495,075	4,246,659

(i)
Reflects the amounts (or the average amounts in regards to the Non-CEO NEOs) represented in the “Total” column of the Summary Compensation Table.

(ii)
Reflects the grant date fair value of equity awards granted to the CEO (or the average amounts with regard to the Non-CEO NEOs) as reported in the “Stock Awards” column in the Summary Compensation Table.

(iii)
The equity award adjustments include the addition (or subtraction, as applicable) as set forth in the chart below:

Year	Plus Year End Fair Value of Outstanding Unvested Stock Awards Granted in the Year	Year over Year Change (Positive or Negative) in Fair Value at Year End of Outstanding and Unvested Stock Awards Granted in Prior Years	Year over Year Change (Positive or Negative) in Fair Value of Stock Awards Granted in Prior Years that Vested in the Year	Less Year End Fair Value of Awards Granted in Prior Years that Failed to Meet the Applicable Vesting Conditions in the Year	Plus Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
Company’s CEO
2025	5,253,670	(4,464,206)	29,860	76,945	—	742,379
Average of Non-CEO NEOs
2025	2,337,144	(834,811)	5,106	12,364	—	1,495,075

Non-PEO NEO Average Total Compensation Amount	$ 5,369,859	3,009,006	1,390,429	1,503,743	2,396,584
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,246,659	3,501,742	1,402,202	330,113	2,078,726
Adjustment to Non-PEO NEO Compensation Footnote
(1)
The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid” to Mr. Gunderman, our CEO, for all applicable years and the average of the “compensation actually paid” to our Non-CEO NEOs. The dollar amounts reported as “compensation actually paid” do not reflect the actual amount of compensation earned by or paid to our CEO or our Non-CEO NEOs during the applicable years. The Non-CEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Messrs. Bullington, Harrobin, Heard and Friloux (ii) for 2024, Messrs. Bullington, Heard, Friloux and Mr. Ronald J. Mudry; (iii) for 2023, Messrs. Bullington, Heard, Friloux and Mudry; (iv) for 2022, Messrs. Bullington, Heard and Friloux; and (v) for 2021, Messrs. Heard and Mr. Mark A. Wallace (Old Uniti’s former CFO). In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table (SCT) Total(i)	Reported Value of Equity Awards(ii)	Equity Award Adjustments(iii)	Compensation Actually Paid
	A	B	C	A-B+C
Company’s CEO
2025	9,194,673	6,294,837	742,379	3,642,215
Average of Non-CEO NEOs
2025	5,369,859	2,618,275	1,495,075	4,246,659

(i)
Reflects the amounts (or the average amounts in regards to the Non-CEO NEOs) represented in the “Total” column of the Summary Compensation Table.

(ii)
Reflects the grant date fair value of equity awards granted to the CEO (or the average amounts with regard to the Non-CEO NEOs) as reported in the “Stock Awards” column in the Summary Compensation Table.

(iii)
The equity award adjustments include the addition (or subtraction, as applicable) as set forth in the chart below:

Year	Plus Year End Fair Value of Outstanding Unvested Stock Awards Granted in the Year	Year over Year Change (Positive or Negative) in Fair Value at Year End of Outstanding and Unvested Stock Awards Granted in Prior Years	Year over Year Change (Positive or Negative) in Fair Value of Stock Awards Granted in Prior Years that Vested in the Year	Less Year End Fair Value of Awards Granted in Prior Years that Failed to Meet the Applicable Vesting Conditions in the Year	Plus Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
Company’s CEO
2025	5,253,670	(4,464,206)	29,860	76,945	—	742,379
Average of Non-CEO NEOs
2025	2,337,144	(834,811)	5,106	12,364	—	1,495,075

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
As described in greater detail in the Compensation Discussion & Analysis, our executive compensation program reflects a variable pay-for-performance philosophy. The metrics that Old Uniti used for both the short- and long-term compensation programs were selected based on the objective of incentivizing the NEOs to increase the value of our enterprise for shareholders. The most important financial performance measures used by Old Uniti to link executive compensation actually paid to the NEOs, for the most recently completed fiscal year, to performance are as follows:
•
Adjusted EBITDA

•
Consolidated AFFO

•
Consolidated Bookings

•
On-Time Delivery

•
Relative TSR (our TSR as compared to a peer group established by the Compensation Committee)

Total Shareholder Return Amount	$ 50	65	63	53	126
Peer Group Total Shareholder Return Amount	107	98	88	78	105
Net Income (Loss)	$ 1,304,700,000	$ 93,400,000	$ (81,700,000)	$ (8,100,000)	$ 124,700,000
Company Selected Measure Amount	1,173,800,000	940,100,000	923,500,000	905,900,000	878,300,000
PEO Name	Mr. Gunderman
Equity Awards Adjustments, Footnote
(i)
Reflects the amounts (or the average amounts in regards to the Non-CEO NEOs) represented in the “Total” column of the Summary Compensation Table.

(ii)
Reflects the grant date fair value of equity awards granted to the CEO (or the average amounts with regard to the Non-CEO NEOs) as reported in the “Stock Awards” column in the Summary Compensation Table.

(iii)
The equity award adjustments include the addition (or subtraction, as applicable) as set forth in the chart below:

Year	Plus Year End Fair Value of Outstanding Unvested Stock Awards Granted in the Year	Year over Year Change (Positive or Negative) in Fair Value at Year End of Outstanding and Unvested Stock Awards Granted in Prior Years	Year over Year Change (Positive or Negative) in Fair Value of Stock Awards Granted in Prior Years that Vested in the Year	Less Year End Fair Value of Awards Granted in Prior Years that Failed to Meet the Applicable Vesting Conditions in the Year	Plus Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
Company’s CEO
2025	5,253,670	(4,464,206)	29,860	76,945	—	742,379
Average of Non-CEO NEOs
2025	2,337,144	(834,811)	5,106	12,364	—	1,495,075

Peer Group Total Shareholder Return Amount, Based on Peer Group form Prior Disclosure	$ 138	$ 134	$ 123	$ 108	$ 143
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(5)
Adjusted EBITDA is defined as EBITDA before stock-based compensation expense and the impact, which may be recurring in nature, of incremental acquisition, pursuit, transaction and integration costs (including unsuccessful acquisition pursuit costs), and costs associated with litigation claims made against us, and costs associated with the implementation of our enterprise resource planning system, goodwill impairment charges, gains or losses on retirements and dispositions of assets, gain on settlement of preexisting relationships in connection with the Merger, severance costs, amortization of non-cash rights-of-use assets, costs associated with the termination of related hedging activities, changes in the fair value of financial instruments, and other similar or infrequent items (although we may not have had such charges in the periods presented). EBITDA is defined as net income before interest expense, provision for income taxes, depreciation and amortization, and costs incurred as a result of the early repayment of debt, including early tender and redemption premiums and the write off of unamortized deferred financing costs. Our computations of Adjusted EBITDA are consistent with that which was previously disclosed in public filings for the years indicated. Old Uniti has been determined to be the accounting acquirer for financial statement purposes. Accordingly, Adjusted EBITDA reflects combined operations for only August 1, 2025 through December 31, 2025, and include only Old Uniti’s results (before giving effect to the Merger) for 2021 through 2024 and the first seven months of 2025.

Measure:: 2
Pay vs Performance Disclosure
Name	Consolidated AFFO
Measure:: 3
Pay vs Performance Disclosure
Name	Consolidated Bookings
Measure:: 4
Pay vs Performance Disclosure
Name	On-Time Delivery
Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR (our TSR as compared to a peer group established by the Compensation Committee)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,294,837)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	742,379
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,253,670
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,464,206)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,860
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	76,945
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,618,275)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,495,075
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,337,144
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(834,811)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,106
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,364
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount